RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	7.78%	7.78%
Inflation Rate	7.36%	7.36%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 769	$ 726
Reclamation Provision Undiscounted Value	$ 1,313	$ 1,252